Events after the reporting period	12 Months Ended
Sep. 30, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period
16. Events after the reporting period
The following events of particular significance occurred after September 30, 2021:
On June 10, 2021, Yucaipa Acquisition Corporation (“Yucaipa”), SSU, SIGNA Sport United N.V. (formerly known as SIGNA Sports United B.V.) (“TopCo”), Olympics I Merger Sub, LLC (“Merger Sub”) and SIGNA International Sports Holding GmbH entered into a Business Combination Agreement (as amended from to time, the “BCA”), contemplating several transactions, and in connection with which, Yucaipa was merged with and into Merger Sub, with Merger Sub as the surviving company, TopCo is the ultimate parent company of SSU and SSU consummated the acquisition of Mapil TopCo Limited (“Wiggle”) (altogether: “Business Combination”).
TopCo was incorporated for the purpose of holding Merger Sub, SSU and Wiggle following consummation of the Business Combination. As part of the consummation of the Business Combination, on December 14, 2021, TopCo was converted into a public limited liability company (naamloze vennootschap) incorporated under the laws of the Netherlands and renamed “SIGNA Sports United N.V.” Ordinary shares and warrants issued by TopCo are listed on the New York Stock Exchange.
Acquisition of Wiggle Group
On December 14, 2021, SSU completed the acquisition of 100% of the issued shares in Wiggle Group, a UK headquartered online cycling and multisport specialist, for consideration of EUR 512.1 million. The strategic investment is intended to strengthen the SSU’s activities in the Bike & Outdoor business segment and to extend our internationalization strategy.
The financial effects of this transaction have not been recognized as of September 30, 2021. The operating results and assets and liabilities of the acquired company will be consolidated from December 14, 2021.
At the time the financial statements were authorized for issue, the group had not yet completed the accounting for the acquisition of Wiggle Group. In particular, the fair values of the assets and liabilities disclosed above have only been determined provisionally as the independent valuations have not been finalized. It is also not yet possible to provide detailed information about each class of acquired receivables and any contingent liabilities of the acquired entity.
Acquisition of Tennis-Express
On December 31, 2021, SSU acquired, through its subsidiary SSU Midwest Acquisition Corp., 66.66% of the issued shares in Tennis Express, L.P., a Texas limited partnership, a full-service tennis specialty retailer based in Houston, Texas. The strategic investment is intended to strengthen the activities in the Tennis business segment and to extend our internationalization strategy.
The purchase price for the purchased securities also consists of the stock payment, subject to adjustment and disbursement (Equity Purchase Agreement). The maximum total initial consideration in shares is USD 23.6 million.
At the time the financial statements were authorized for issue, it is not yet possible to provide detailed information about the fair values of the assets and liabilities and about each class of acquired receivables and any contingent liabilities of the acquired entity.